ACQUISITIONS OF SUBSIDIARIES (Details Narrative) - USD ($)				1 Months Ended
	Sep. 01, 2023	Jul. 10, 2023	Jun. 26, 2023	Oct. 31, 2023	Sep. 30, 2024	Jun. 08, 2022	Sep. 13, 2021
Business Acquisition [Line Items]
Par value of shares					$ 0.001125	$ 0.001125	$ 0.0001
Number of shares issued				119,984
Sale of stock consideration received				$ 119,388
One Eighty Ltd [Member]
Business Acquisition [Line Items]
Acquisition of shares			229,500,000
Par value of shares			$ 0.0001
Percentage of shares issued			51.00%
Number of shares issued			17,510,000
Sale of stock price per share			$ 0.001125
Sale of stock consideration received			$ 53,055
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Acquisition of shares		8,755,000
Percentage of shares issued		51.00%
Number of shares issued		8,755,000
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Acquisition of shares	8,755,000
Percentage of shares issued	51.00%
Number of shares issued	8,755,000